UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04888

Dreyfus Ultra Short Income Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Ultra Short Income Fund
February 28, 2019 (Unaudited)

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)		Value ($)
Commercial Paper - 69.8%
Alpine Securitization	2.92	4/26/19	4,000,000	[a,b]	3,983,774
Antalis	2.84	4/10/19	4,500,000	[a,b]	4,487,182
Banco Santander/NY	2.71	5/3/19	3,000,000	[a,b]	2,985,259
Banco Santander/NY	2.65	5/28/19	1,800,000	[a,b]	1,787,740
BASF	2.67	3/25/19	4,000,000	[a,b]	3,993,186
Bedford Row Funding	3.01 10/18/19		500,000	[a,b]	491,310
Bedford Row Funding, 3 Month LIBOR
+.29%	3.08	3/20/19	1,500,000	[a,c]	1,500,206
Cancara Asset Securitisation	3.00	5/3/19	250,000	[a,b]	248,866
Cancara Asset Securitisation	2.92	5/7/19	4,000,000	[a,b]	3,980,673
Collateralized Commercial Paper II, 3
Month LIBOR +.16%	2.96	7/1/19	2,000,000	[a,c]	2,001,064
Commonwealth Bank of Australia, 3
Month LIBOR +.10%	2.89	10/4/19	2,000,000	[a,c]	2,001,091
Fairway Finance	2.86	3/19/19	400,000	[a,b]	399,481
HSBC Bank, 1 Month LIBOR +.13%	2.61	8/27/19	2,000,000	[a,c]	2,000,000
Hyundai Capital America	2.69	4/3/19	4,500,000	[b]	4,488,385
JP Morgan Securities	2.64	5/24/19	2,000,000	[a,b]	1,987,590
Lloyds Bank, 3 Month LIBOR +.12%	2.80	7/9/19	500,000	[c]	500,197
LMA Americas	2.68	7/15/19	4,500,000	[a,b]	4,455,030
Mondelez International	2.77	3/8/19	4,500,000	[b]	4,497,361
Nationwide Building Society	2.79	7/1/19	4,000,000	[a,b]	3,962,130
Royal Bank of Canada, 3 Month LIBOR
+.09%	2.87	1/24/20	2,000,000	[a,c]	2,001,307
Sumitomo Mitsui Trust Bank	2.88	3/19/19	4,000,000	[a,b]	3,994,878
Toronto-Dominion Bank, 3 Month LIBOR
+.10%	2.87	9/11/19	4,000,000	[a,c]	4,001,536
Toyota Motor Credit	2.65	5/30/19	3,000,000	[b]	2,981,534
UBS, 1 Month LIBOR +.40%	2.91	7/2/19	1,500,000	[a,c]	1,501,477
UBS, 3 Month LIBOR +.32%	3.14 12/19/19		500,000	[a,c]	500,838
Westpac Banking, 1 Month LIBOR +.40%	2.92	3/8/19	3,000,000	[a,c]	3,000,327
Total Commercial Paper
(cost $67,721,686)					67,732,422
Negotiable Bank Certificates of Deposit - 28.2%
Bank of Montreal, 3 Month LIBOR +.06%	2.81	2/3/20	2,000,000	[c]	2,000,807
Bank of Nova Scotia, 1 Month LIBOR
+.31%	2.81	7/12/19	4,000,000	[c]	4,000,000
Canadian Imperial Bank of
Commerce/NY, 1 Month LIBOR +.20%	2.71	5/2/19	4,000,000	[a,c]	4,001,296
MUFG Bank/NY, 1 Month LIBOR +.33%	2.84	8/8/19	4,000,000	[c]	4,003,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 28.2% (continued)
Skandinaviska Enskilda Banken/NY, 1
Month LIBOR +.20%	2.69	4/24/19	4,000,000	[a,c]	4,001,204
Sumibk (Yankee)	2.80	5/9/19	800,000		800,415
Sumitomo Mitsui Banking/NY, 1 Month
LIBOR +.30%	2.78	5/22/19	4,000,000	[a,c]	4,001,858
Wells Fargo Bank, 3 Month LIBOR +.18%	2.98	2/11/20	4,500,000	[c]	4,506,464
Total Negotiable Bank Certificates of Deposit
(cost $27,300,000)					27,315,584
Time Deposits - 1.0%
Toronto-Dominion Bank (Toronto)
(cost $1,000,000)	2.40	3/1/19	1,000,000		1,000,000
Investment Companies - 1.0%			Shares		Value ($)
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $917,752)	2.41		917,752	[d]	917,752
Total Investments (cost $96,939,438)			100.0%		96,965,758
Cash and Receivables (Net)			.0%		43,591
Net Assets			100.0%		97,009,349

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities amounted to $67,269,303 or 69.34% of net assets.
[b] Security is a discount security. Income is recognized through the accretion of discount.
[c] Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[d] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Ultra Short Income Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Paper†	-	67,732,422	-	67,732,422
Negotiable Bank Certificates of
Deposit†	-	27,315,584	-	27,315,584
Time Deposits†	-	1,000,000	-	1,000,000
Investment Company	917,752	-	-	917,752

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

NOTES

At February 28, 2019, accumulated net unrealized appreciation on investments was $26,320, consisting of $30,467 gross unrealized appreciation and $4,147 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Ultra Short Income Fund

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)